Note 3 - Inventories	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Inventory Disclosure [Text Block]
3.	Inventories
  Inventories consisted of the following:
	2020	2021
Lubricants	1,558,484	1,851,508
Victualing	103,938	105,527
Bunkers	-	317,419
Total	1,662,422	2,274,454